SHAREDHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHAREDHOLDERS' EQUITY
NOTE 7—SHAREHOLDERS' EQUITY
Description of Common Stock and Class B Convertible Common Stock
Except as described herein, shares of People Incorporated common stock and People Incorporated Class B common stock are identical.
The holders of shares of People Incorporated common stock and People Incorporated Class B common stock vote together as a single class with respect to matters that may be submitted to a vote or for the consent of the Company’s shareholders generally, including the election of directors. In connection with any such vote, each holder of People Incorporated common stock is entitled to one vote for each share of People Incorporated common stock held and each holder of People Incorporated Class B common stock is entitled to ten votes for each share of People Incorporated Class B common stock held. Notwithstanding the foregoing, the holders of shares of People Incorporated common stock, acting as a single class, are entitled to elect 25% of the total number of the Company’s directors, and, in the event that 25% of the total number of directors shall result in a fraction of a director, then the holders of shares of People Incorporated common stock, acting as a single class, are entitled to elect the next higher whole number of the Company’s directors. In addition, Delaware law requires that certain matters be approved by the holders of shares of People Incorporated common stock or holders of People Incorporated Class B common stock voting as a separate class.
Shares of People Incorporated Class B common stock are convertible into shares of People Incorporated common stock at the option of the holder thereof, at any time, on a share-for-share basis. Such conversion ratio will in all events be equitably preserved in the event of any recapitalization of People Incorporated by means of a stock dividend on, or a stock split or combination of, outstanding shares of People Incorporated common stock or People Incorporated Class B common stock, or in the event of any merger, consolidation or other reorganization of the Company with another corporation. Upon the conversion of shares of People Incorporated Class B common stock into shares of People Incorporated common stock, those shares of People Incorporated Class B common stock will be retired and will not be subject to reissue. Shares of People Incorporated common stock are not convertible into shares of People Incorporated Class B common stock.
The holders of shares of People Incorporated common stock and the holders of shares of People Incorporated Class B common stock are entitled to receive, share for share, such dividends as may be declared by the Company’s board of directors out of funds legally available therefor. In the event of a liquidation, dissolution, distribution of assets or winding-up of the Company, the holders of shares of People Incorporated common stock and the holders of shares of People Incorporated Class B common stock are entitled to receive, share for share, all the assets of the Company available for distribution to its stockholders, after the rights of the holders of any People Incorporated preferred stock have been satisfied.
Equity Transactions related to the Angi Distribution
On March 7, 2025, the Company's board of directors approved the spin-off of Angi and declared a special dividend of all of the shares of Angi capital stock held by the Company to the holders of People Incorporated common stock, par value $0.0001 per share and People Incorporated Class B common stock, par value $0.0001 per share (collectively referred to herein as “People Incorporated Stock”).
The dividend was paid March 31, 2025, through the distribution of shares of Angi Class A common stock, par value $0.001 per share to the holders of record of People Incorporated Stock as of the close of business on March 25, 2025, on a pro rata basis.

Based on the number of shares of People Incorporated Stock issued and outstanding and the number of shares of Angi capital stock owned by the Company as of March 25, 2025 and adjusted for the one-for-ten reverse stock split of the Angi Class A common stock that occurred on March 24, 2025, approximately 0.5251 shares of Angi Class A common stock were distributed in respect of each share of People Incorporated Stock held by People Incorporated stockholders.

Common Stock Repurchases
During the year ended December 31, 2025, the Company repurchased 7.7 million shares of its common stock, on a trade date basis, at an average of $41.18 per share, or $316.1 million in aggregate, consisting of the remaining 3.7 million shares of its existing stock repurchase authorization from June of 2020 and 4.0 million shares of the 10 million share repurchase authorization, which was approved by the board of directors of the Company on March 16, 2025 (the “2025 Share Authorization”). The Company did not repurchase any of its common stock during the year ended December 31, 2024. During the year ended December 31, 2023, the Company repurchased 3.2 million shares of its common stock, on a trade date basis, at an average of $51.00 per share, or $165.6 million in aggregate. At December 31, 2025, the Company has 6.0 million shares remaining in its 2025 Share Authorization. Share repurchases can be made over an indefinite period of time in the open market and in privately negotiated transactions, depending on those factors management deems relevant at any particular time, including, without limitation, market conditions, price and future outlook.